Employee Benefit Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefit Plans
Contribution by group	$ 15,096,793	$ 21,542,245	$ 22,350,656